Trade and Other Receivables	12 Months Ended
Jan. 31, 2021
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Trade and Other Receivables
5.	TRADE AND OTHER RECEIVABLES
The Comp
a
ny’s trade and other receivables were as follows, as at:

	January 31, 2021	January 31, 2020
Trade receivables	$253.5	$332.3
Allowance for doubtful accounts	(4.2)	(3.5)
	249.3	328.8
Sales tax and other government receivables	56.4	65.6
Other	5.8	4.7
Total trade and other receivables	$311.5	$399.1